Balances and Transactions With Related Parties and Key Officers (Schedule of Transactions with Related Parties) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Directors		Dec. 31, 2022 USD ($) Directors		Dec. 31, 2021 USD ($) Directors
Disclosure of transactions between related parties [line items]
Professional Fee	$ 527		$ 547		$ 460
Number of Directors | Directors	9	[1]	10	[2]	8
Directors [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	$ 502		$ 484		$ 375
Related Party [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	25		63		85
Related Parties Renta Lexpense And Other	$ 267		$ 457		$ 469

[1]	During 2023 three members of the board have left and one member of the board was replaced. At the end of 2023, the total board member consisted of five members.
[2]	During 2022 two members of the board of directors were replaced.